DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Jun. 30, 2012
Entity Registrant Name	NOAH EDUCATION HOLDINGS LTD.
Entity Central Index Key	0001411825
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	NED
Entity Common Stock, Shares Outstanding	37,631,782
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No